ACCOUNTING POLICIES (Policies)	12 Months Ended
Dec. 31, 2023
ACCOUNTING POLICIES
Going Concern

Going Concern

The preparation of consolidated ﬁnancial statements requires an assessment on the validity of the going concern assumption.

On 28 December 2022, the Group announced a series of transactions with Galaxy Digital Holdings, Ltd. (“Galaxy”) that improved the Group’s liquidity position and enabled the Group to continue its mining operations. As part of the transactions, Argo sold the Helios facility and real property in Dickens County, Texas to Galaxy for $65 million and refinanced existing asset-backed loans via a new $35 million, three-year asset-backed loan with Galaxy. The transactions reduced total indebtedness by $41 million and allowed Argo to simplify its operating structure. During 2023 and through March 31, 2024, the Group has repaid a significant portion of the Galaxy debt by making its scheduled amortization payments, sweeps on equity raises, and through the sale of non-core assets. In addition, an equity raise completed in January 2024 provided the Group with additional cash resources. This has strengthened the Group’s balance sheet and liquidity position. However, material uncertainties exist that may cast significant doubt regarding the Group’s ability to continue as a going concern and meet its liabilities as they come due. The significant uncertainties are:

1.	The Group’s debt service obligations as of reporting date are approximately $18 million (Galaxy principal and interest on Galaxy and the bonds) from 31 March 2024 to 30 June 2025.
2.

The Group’s exposure to Bitcoin prices, power prices, and hashprice, each of which have shown volatility over recent years and have a significant impact on the Group’s future profitability. The Group may have difficulty meeting its liabilities if there are significant declines to the hashprice assumption or significant increases to the power price, particularly where there is a combination of both factors. The recent April 2024 Bitcoin halving has created pressure on the hashprice. The Directors’ assessment of going concern includes forecasted scenarios drawn up to 30 June 2025 using the Group’s estimate of potential hashprices and power costs.

Offsetting these potential risks to the Group’s cash flow are the Group’s current cash balance, cash generated from operations and the Group’s ability to generate additional funds by issuing equity for cash proceeds.

Based on information from Management, as well as independent advisors, the Directors have considered the period to 30 June 2025, as a reasonable time period given the variable outlook of cryptocurrencies and the Bitcoin halving in April 2024. Based on the above considerations, the Board believes it is appropriate to adopt the going concern basis in the preparation of the Financial Statements. However, the Board notes that the significant debt service requirements and the volatile economic environment, indicate the existence of material uncertainties that may cast significant doubt regarding the applicability of the going concern assumption and the auditors have made reference to this in their audit report.

Revenue and Other Income Recognition

Revenue and Other Income Recognition

Mining Revenue

The provision of hash calculation services is an output of our ordinary activities from the Company’s mining equipment. The Company has entered into arrangements with a Mining pool and has undertaken the performance obligation of providing computing power used for hashing calculations to the Mining pool in exchange for noncash consideration in the form of cryptocurrency, which is variable consideration. Providing our computing power is at the Company’s discretion and our enforceable right to compensation begins when, and continues for as long as, services are provided. The cryptocurrency earnings are calculated based on a formula which, in turn, is based on the hashrate contributed by the Company's provided computing power used for hashing calculations allocated to the Mining pool, assessed over a 24-hour period, and distributed daily based on the Full Pay Per Share (“FPPS”) methodology. The Company assesses the estimated amount of the variable non-cash consideration to which it expects to be entitled for providing computational power used for hashing calculations at contract inception and subsequently measures if it is highly probable that a significant reversal in the amount of cumulative revenue recognized will not occur. The uncertainties regarding the daily variable consideration to which the Company is entitled for providing its computational power used for hashing calculations are no longer constrained at 23:59:59 UTC regardless of the timing of the BTC received. The amount earned is calculated based on the Company's computing power used for hashing calculations provided to the Mining pool and the estimated (i) block subsidies and (ii) daily average transaction fees which the Mining Pool expects to earn, less (iii) a Mining pool discount.

1.

Block subsidies refers to the block reward that are expected to be generated on the BTC network as a whole. The fee earned by the Company is first calculated by dividing (a) the total amount of hashrate the Company provides to the Mining pool operator, by (b) the total BTC network’s implied hashrate (as determined by the BTC network difficulty), multiplied by (c) the total amount of block subsidies that are expected to be generated on the BTC network as a whole.

2.

Transaction fees refer to the total fees paid by users of the network to execute transactions. The fee paid out by the Mining pool operator to the Company is further calculated by dividing (a) the total amount of transaction fees that are actually generated on the BTC network as a whole less the 3 largest and 3 smallest transactions per block, by (b) the total amount of block subsidies that are actually generated on the BTC network as a whole, multiplied by (c)

the Company’s fee earned as calculated in (i) above. The Company is entitled to its relative share of consideration even if a block is not successfully added to the blockchain by the mining pool.

3.

Mining pool discount refers to the discount applied to the total FPPS payout otherwise attributed to computing power service providers for their sale of computing power used for hashing calculations as defined in the rate schedule of the agreement with the Mining pool operator.

The Company is entitled to the fee from the Mining Pool as calculated above regardless of the actual performance of the Mining Pool operator. Therefore, even if the Mining Pool does not successfully add any block to the blockchain in a given contract period, the fee remains payable by the Mining Pool to the Company. Accordingly, the Company is not sharing in the earnings of the Mining pool operator.

The Company’s agreements with the Mining pool operator provide the Mining pool operator and the Company with the enforceable right to terminate the contract at any time without substantively compensating the other party for the termination. Upon termination, the Mining pool operator is required to pay the Company the amount due related to previously satisfied performance obligations. As a result, the Company has determined that the duration of the contract is less than 24 hours and the contract is continuously renewed throughout the day. The Company has also determined that the Mining pool operator’s renewal right is not a material right as the terms, conditions, and compensation amounts are at then-current market rates.

The cryptocurrency earned is received in full and can be paid in fractions of cryptocurrency. Revenues from providing cryptocurrency computational power used for hashing calculations are recognized upon delivery of the service over a 24-hour period, which generally coincides with the receipt of crypto assets in exchange for the provision of computational power used for hashing calculations and the contract inception date. The Company updates the estimated transaction price of the non-cash consideration received at its fair market value. Management estimates fair value daily based on the quantity of cryptocurrency received multiplied by the price quoted from Coingecko on the day it was received. Management considers the prices quoted on Coingecko to be a level 1 input under IFRS 13, Fair Value Measurement.

Power Credits - Power credits are credits we receive in Texas when we curtail our mining production and sell the power back to the grid. The hosting agreement with Galaxy allows Argo to share in the proceeds from these curtailments, which occurs when the Helios facility monetizes its fixed-price PPA during periods of high power prices. The Company records power credits in the period they are earned provided they are estimable and recoverable.

Management fees: In 2022, the Group recognised management fees on the services provided to third parties for management of mining machines on their behalf, ensuring the machines are optimised and mining as efficiently as possible. The performance obligation is identified as the services are performed, and thus revenue is recorded over time.

Other Income: The Group receives credits and or coupons for the purchase and use of “Application-Specific Integrated Circuits (“ASICs”) on a periodic basis for Bitcoin Mining. These credits are provided to the Group after it purchases ASICs based on the variance between the price paid by the Group versus the reduction in ASIC prices. The credits are transferable. The Group elects to sell the credits at the market rate to willing buyers upon receipt of the credits. Other income is recognised at the date the sale is completed.

Derivative Contracts – Hedging: In 2022, the Group used derivatives contracts in connection with some of its lending activities and its treasury management. Derivative contracts are susceptible to additional risks that can result in a loss of all or part of the investment. The Group’s derivative activities and exposure to derivative contracts are subject to interest rate risk, credit risk, foreign exchange risk, and macroeconomic risks. In addition, Argo is also subject to additional counterparty risks due to the potential inability of its counterparties to meet the terms of their contracts. There were no hedging contracts in 2023.

Basis of consolidation

Basis of consolidation

Subsidiaries are all entities (including structured entities) over which the Group has control. The Group controls an entity when the Group is exposed to, or has rights to, variable returns from its involvement with the entity and has the ability to affect those returns through its power over the entity. Subsidiaries are fully consolidated from the date on which control is transferred to the Group. They are deconsolidated from the date that control ceases.

The Group assesses whether or not it controls an investee if facts and circumstances indicate that there are changes to one or more of the three elements of control. Assets, liabilities, income and expenses of a subsidiary acquired or disposed of during the year are included in the consolidated financial statements from the date the Group gains control until the date the Group ceases to control the subsidiary.

The group consists of Argo Blockchain plc and its wholly owned subsidiaries Argo Innovation Labs Inc, Argo Operating US LLC and Argo Holdings US Inc., 9366-5230 and 9377-2556 and Argo Innovation Labs Ltd. Argo Innovation Labs Ltd has been dormant since incorporation.

In the parent company financial statements, investments in subsidiaries, joint ventures and associates are accounted for at cost less impairment.

The consolidated financial statements incorporate those of Argo Blockchain plc and all of its subsidiaries (i.e., entities that the group controls through its power to govern the financial and operating policies so as to obtain economic benefits). Subsidiaries acquired during the year are consolidated using the purchase method. Their results are incorporated from the date that control passes.

All intra-group transactions, balances and unrealised gains on transactions between group companies are eliminated on consolidation.

Business Combinations

Business Combinations

The group applies the acquisition method to account for business combinations. The consideration transferred for the acquisition of a subsidiary is the fair values of the assets transferred, the liabilities incurred to the former owners of the acquisition and the equity interests issued by the group. The consideration transferred includes the fair value of any asset or liability resulting from a contingent consideration arrangement. Identifiable assets acquired and liabilities and contingent liabilities assumed in a business combination are measured initially at their fair values at the acquisition date. The group recognises any non-controlling interest in the acquiree on an acquisition-by-acquisition basis, either at fair value or at the non-controlling interest’s proportionate share of the recognised amounts of acquiree’s identifiable net assets.

Acquisition-related costs are expensed as incurred.

Associates

Associates

Associates are all entities over which the Group has significant influence but not control, generally accompanying a shareholding of between 20% and 50% of the voting rights. Investments in associates are accounted for using the equity method of accounting. Under the equity method, the investment is initially recognised at cost, and the carrying amount is increased or decreased to recognise the investor’s share of the profit or loss of the investee after the date of acquisition. The Group’s investment in associates includes goodwill identified on acquisition.

If the ownership interest in an associate is reduced but significant influence is retained, only a proportionate share of the amounts previously recognised in other comprehensive income is reclassified to profit or loss where appropriate.

The Group’s share of post-acquisition profit or loss is recognised in the income statement, and its share of post-acquisition movements in other comprehensive income is recognised in other comprehensive income with a corresponding adjustment to the carrying amount of the investment. When the Group’s share of losses in an associate equal or exceeds its interest in the associate, including any other unsecured receivables, the Group does not recognise further losses, unless it has incurred legal or constructive obligations or made payments on behalf of the associate.

The Group determines at each reporting date whether there is any objective evidence that the investment in the associate is impaired. If this is the case, the Group calculates the amount of impairment as the difference between the recoverable amount of the associate and its carrying value and recognises the amount adjacent to ‘share of profit/(loss) of associates in the income statement.

Segmented reporting

Segmented reporting

Operating segments are reported in a manner consistent with the internal reporting provided to the chief operating decision-maker. The chief operating decision-maker, who is responsible for allocating resources and assessing the performance of the operating segments, has been identified as the CEO or equivalent. The directors consider that the Group has only one significant reporting segment being crypto mining which is fully earned by a Canadian and USA subsidiary for the financial year ended 31 December 2023.

Loans and issued debt

Loans and issued debt

Loans and issued debt are recognised initially at fair value, net of transaction costs incurred. Loans and issued debt are subsequently carried at amortised cost; any difference between the proceeds and the redemption value is recognised in the income statement over the period of the borrowings, using the effective interest method. Loans and issued debt are removed from the statement of financial position when the obligation specified in the contract is discharged, cancelled or expired. Loans and borrowings and issued debt are classified as current liabilities unless the Group has an unconditional right to defer settlement of a liability for at least 12 months after the end of the reporting period.

Intangible assets

Intangible assets

Intangible fixed assets comprise of the Group’s website and digital assets that were not mined by the Group and are held by Argo Labs (our internal team) as investments. The Group’s website is recognised at cost and is amortised over its useful life. Amortisation is recorded within administration expenses. Digital assets recorded under IAS 38 have an indefinite useful life initially measured at cost, and subsequently measured at fair value.

Argo’s primary business is focused on cryptocurrency mining. Argo Labs is an in-house innovation arm focused on identifying opportunities within the disruptive and innovative sectors of the broader cryptocurrency ecosystem. Argo Labs uses a portion of Argo’s crypto assets to deploy into various blockchain projects.

Increases in the carrying amount arising on revaluation of digital assets are credited to other comprehensive income and shown as other reserves in shareholders’ equity. Decreases that offset previous increases of the same asset are charged in other comprehensive income and debited against the fair value reserve directly in equity; all other decreases are charged to the income statement.

The fair value of intangible cryptocurrencies on hand at the end of the reporting period is calculated as the quantity of cryptocurrencies on hand multiplied by price quoted on www.coingecko.com, one of the leading crypto websites, as at the reporting date.

Goodwill is initially measured at cost (being the excess of the consideration transferred and the amount recognised for non-controlling interests and any previous interest held of the net identifiable assets acquired and liabilities assumed). If the fair value of the net assets acquired is in excess of the aggregate consideration transferred, the difference is recognised in profit or loss.

Tangible fixed assets

Tangible fixed assets

Tangible fixed assets are comprised of right of use assets, office equipment, mining and computer equipment, data centres, leasehold improvements, and electrical equipment.

Right of use assets are measured at cost, less any accumulated depreciation and impairment losses, and adjusted for any remeasurement of lease liabilities. The cost of the right of use assets includes the amount of lease liabilities recognised, initial direct costs incurred, and lease payments made at or before the commencement date less any lease incentives received. Right of use assets are depreciated on a straight-line basis over the shorter of the lease term and the estimated useful lives of the assets.

Office equipment assets are measured at cost, less any accumulated depreciation and impairment losses. Office equipment is depreciated over 3 years on a straight-line basis.

Mining and computer equipment and leasehold improvements: Depreciation is recognised so as to write off the cost or valuation of assets less their residual values over their estimated useful lives. It is 3 to 4 years in the case of mining and computer equipment and 5 years in the case of the leasehold improvements, on a straight-line basis.

Data centres: Depreciation on the data centres is recognised so as to write off the cost or valuation of assets less their residual values over their estimated useful lives of 25 years on a straight-line basis from when they are brought into use. Depreciation is recorded in the Income Statement within general administrative expenses once the asset is brought into use. Any land component is not depreciated.

Electrical equipment: Depreciation is recognised on a straight-line basis to write off the cost less their residual values over their estimated useful lives of 7 years.

Management assesses the useful lives based on historical experience with similar assets as well as anticipation of future events which may impact their useful life.

Assets Held for Resale

Assets Held for Resale

An asset is classified as held for sale if its carrying amount will be recovered principally through sale rather than through continuing use, which is when the sale is highly probable, and it is available for immediate sale in its present condition subject only to terms that are usual and customary for sales of such assets. Assets classified as held for sale are measured at the lower of the carrying amount upon classification and the fair value less costs to sell. Assets classified as held for sale and the associated liabilities are presented separately from other assets and liabilities in the Consolidated Balance Sheet. Once assets are classified as held for sale, property, plant and equipment and intangible assets are no longer subject to depreciation or amortisation.

Impairment of non-financial assets

Impairment of non-financial assets

At each reporting period end date, the Group reviews the carrying amounts of its non-financial assets to determine whether there is any indication that those assets have suffered an impairment loss. If any such indication exists, the recoverable amount of the asset is estimated in order to determine the extent of the impairment loss (if any). Where it is not possible to estimate the recoverable amount of an individual asset, the Group and Company estimates the recoverable amount of the cash-generating unit to which the asset belongs.

Digital assets

Digital assets

Digital assets consist of mined bitcoin, and do not qualify for recognition as cash and cash equivalents or financial assets and have an active market which provides pricing information on an ongoing basis.

The Group has assessed that the most appropriate accounting for its digital assets is IAS 2, Inventories, in characterising its holding of Digital assets as inventory. If assets held by the Group are principally acquired for the purpose of selling in the near future and generating a profit from fluctuations in price, such assets are accounted for as inventory, and changes in fair value (less costs to sell) are recognised in profit or loss. Digital assets are initially measured at fair value. Subsequently, digital assets are measured at fair value with gains and losses recognised directly in profit or loss.

Digital assets are included in current assets as management intends to dispose of them within 12 months of the end of the reporting period. Digital assets are cryptocurrencies mined by the Group. Cryptocurrencies not mined by the Group are recorded as Intangible Assets (see note 18).

Cash and cash equivalents

Cash and cash equivalents

Cash and cash equivalents are comprised of cash held at banks with high credit ratings. The Group considers the credit risk on cash and cash equivalents to be limited because the counterparties are banks with high credit ratings assigned by international credit rating agencies.

Financial instruments

Financial instruments

Financial assets: Financial assets are recognised in the Statement of Financial Position when the Group becomes party to the contractual provisions of the instrument. Financial assets are classified into specified categories. The classification depends on the nature and purpose of the financial assets and is determined at the time of recognition. Financial assets are subsequently measured at amortised cost, fair value through OCI, or fair value through profit and loss.

The classification of financial assets at initial recognition that are debt instruments depends on the financial asset’s contractual cash flow characteristics and the Group’s business model for managing them. The Group initially measures a financial asset at its fair value plus, in the case of a financial asset not at fair value through profit or loss, transaction costs.

In order for a financial asset to be classified and measured at amortised cost, it needs to give rise to cash flows that are ‘solely payments of principal and interest (SPPI)’ on the principal amount outstanding. This assessment is referred to as the SPPI test and is performed at an instrument level.

The Group’s business model for managing financial assets refers to how it manages its financial assets in order to generate cash flows. The business model determines whether cash flows will result from collecting contractual cash flows, selling the financial assets, or both.

Subsequent measurement: For purposes of subsequent measurement, financial assets are classified in four categories:

●	Financial assets at amortised cost
●	Financial assets at fair value through OCI with recycling of cumulative gains and losses (debt instruments)
●	Financial assets designated at fair value through OCI with no recycling of cumulative gains and losses upon derecognition (equity instruments)
●	Financial assets at fair value through profit or loss

Equity Instruments: The Group subsequently measures all equity investments at fair value. Dividends from such investments continue to be recognised in profit or loss as other income when the Group’s right to receive payments is established. Changes in the fair value of financial assets at FVPL are recognised in other gains/(losses) in the statement of profit or loss as applicable.

Financial assets at amortised cost (debt instruments): This category is the most relevant to the Group. The Group measures financial assets at amortised cost if both of the following conditions are met:

●	The financial asset is held within a business model with the objective to hold financial assets in order to collect contractual cash flows; and
●	The contractual terms of the financial asset give rise on specified dates to cash flows that are solely payments of principal and interest on the principal amount outstanding.

Financial assets at amortised cost are subsequently measured using the effective interest rate (EIR) method and are subject to impairment. Interest received is recognised as part of finance income in the statement of profit or loss and other comprehensive income. Gains and losses are recognised in profit or loss when the asset is derecognised, modified or impaired. The Group’s financial assets at amortised cost include other receivables and cash and cash equivalents.

Derecognition: A financial asset (or, where applicable, a part of a financial asset or part of a group of similar financial assets) is primarily derecognised (i.e., removed from the Group’s consolidated Balance sheet) when:

●	The rights to receive cash flows from the asset have expired; or
●	The Group has transferred its rights to receive cash flows from the asset or has assumed an obligation to pay the received cash flows in full without material delay to a third party under a ‘pass-through’ arrangement; and either (a) the Group has transferred substantially all the risks and rewards of the asset, or (b) the Group has neither transferred nor retained substantially all the risks and rewards of the asset, but has transferred control of the asset

When the Group has transferred its rights to receive cash flows from an asset or has entered into a pass-through arrangement, it evaluates if, and to what extent, it has retained the risks and rewards of ownership. When it has neither transferred nor retained substantially all of the risks and rewards of the asset, nor transferred control of the asset, the Group continues to recognise the transferred asset to the extent of its continuing involvement. In that case, the Group also recognises an associated liability. The transferred asset and the associated liability are measured on a basis that reflects the rights and obligations that the Group has retained.

Impairment of financial assets: The Group recognises an allowance for expected credit losses (ECLs) for all debt instruments not held at fair value through profit or loss. ECLs are based on the difference between the contractual cash flows due in accordance with the contract and all the cash flows that the Group expects to receive, discounted at an approximation of the original EIR. The expected cash flows will include cash flows from the sale of collateral held or other credit enhancements that are integral to the contractual terms.

The Group considers a financial asset in default when contractual payments are 90 days past due. However, in certain cases, the Group may also consider a financial asset to be in default when internal or external information indicates that the Group is unlikely to receive the outstanding contractual amounts in full before taking into account any credit enhancements held by the Group. A financial asset is written off when there is no reasonable expectation of recovering the contractual cash flows and usually occurs when past due for more than one year and not subject to enforcement activity.

At each reporting date, the Group assesses whether financial assets carried at amortised cost are credit impaired. A financial asset is credit-impaired when one or more events that have a detrimental impact on the estimated future cash flows of the financial asset have occurred. The Company has an Intercompany loan due from its 100% Canadian subsidiary for which there is no formal agreement including payment date and therefore it cannot be considered to be in breach of an agreement and accordingly the loan is not subject to adjustments and is maintained at its book value in the financial statements.

Financial liabilities: Financial liabilities are classified, at initial recognition, as financial liabilities at fair value through profit or loss, loans and borrowings, payables, or as derivatives designated as hedging instruments in an effective hedge, as appropriate. All financial liabilities are recognised initially at fair value and, in the case of loans and borrowings and payables, net of directly attributable transaction costs. The Group’s financial liabilities include trade and other payables and loans.

Subsequent measurement: The measurement of financial liabilities depends on their classification, as described below:

Loans and trade and other payables: After initial recognition, interest-bearing loans and borrowings and trade and other payables are subsequently measured at amortised cost using the EIR method. Gains and losses are recognised in the statement of profit or loss and other comprehensive income when the liabilities are derecognised, as well as through the EIR amortisation process.

Amortised cost is calculated by taking into account any discount or premium on acquisition and fees or costs that are an integral part of the EIR. The EIR amortisation is included as finance costs in the statement of profit or loss and other comprehensive income. This category generally applies to trade and other payables.

Derecognition: A financial liability is derecognised when the associated obligation is discharged or cancelled or expires.

When an existing financial liability is replaced by another from the same lender on substantially different terms, or the terms of an existing liability are substantially modified, such an exchange or modification is treated as the derecognition of the original liability and the recognition of a new liability. The difference in the respective carrying amounts is recognised in profit or loss or other comprehensive income.

Equity instruments: Equity instruments issued by the group are recorded at the proceeds received, net of transaction costs. Incremental costs directly attributable to the issue of new shares or options are shown in equity as a deduction, net of tax, from the proceeds.

Leases

Leases

At inception of a contract, the Group assesses whether a contract is, or contains, a lease. A contract is, or contains, a lease if the contract conveys the right to control the use of an identified asset for a period of time in exchange for consideration. To assess whether a contract conveys the right to control the use of an identified asset, the Group uses the definition of a lease in IFRS 16.

The Group recognises a right-of-use asset and a lease liability at the lease commencement date. The right-of use asset is initially measured at cost, which comprises the initial amount of the lease liability adjusted for any lease payments made at or before the commencement date, plus any initial direct costs incurred and an estimate of costs to dismantle and remove the underlying asset or to restore the underlying asset or the site on which it is located, less any lease incentives received.

The right-of-use asset is subsequently depreciated using the straight-line method from the commencement date to the end of the lease term, unless the lease transfers ownership of the underlying asset to the Group by the end of the lease term or the cost of the right-of-use asset reflects that the Group will exercise a purchase option. In that case the right-of-use asset will be depreciated over the useful life of the underlying asset, which is determined on the same basis as those of property and equipment. In addition, the right-of-use asset is periodically reduced by impairment losses, if any, and adjusted for certain remeasurements of the lease liability.

The lease liability is initially measured at the present value of the lease payments that are not paid at the commencement date, discounted using the interest rate implicit in the lease or, if that rate cannot be readily determined, the Group’s incremental borrowing rate. Generally, the Group uses its incremental borrowing rate as the discount rate.

The Group determines its incremental borrowing rate by obtaining interest rates from various external financing sources and makes certain adjustments to reflect the terms of the lease and type of the asset leased. The lease liability is measured at amortised cost using the effective interest method. It is remeasured when there is a change in future lease payments.

When the lease liability is remeasured in this way, a corresponding adjustment is made to the carrying amount of the right-of-use asset or is recorded in profit or loss if the carrying amount of the right-of-use asset has been reduced to zero.

Taxation

Taxation

The tax expense or recovery represents the sum of tax currently payable or receivable and deferred tax.

Current tax: The tax currently payable or receivable is based on taxable profit or loss for the year. Taxable profit or loss differs from net profit or loss as reported in the income statement because it excludes items of income or expense that are taxable or deductible in other years and it further excludes items that are never taxable or deductible. The group’s liability for current tax is calculated using tax rates that have been enacted or substantively enacted by the reporting end date.

Deferred tax: Deferred tax is the tax expected to be payable or recoverable on differences between the carrying amounts of assets and liabilities in the financial statements and the corresponding tax bases used in the computation of taxable profit and is accounted for using the balance sheet liability method. Deferred tax liabilities are generally recognised for all taxable temporary differences and deferred tax assets are recognised to the extent that it is probable that taxable profits will be available against which deductible temporary differences can be utilised. Deferred income tax assets are recognised on deductible temporary differences arising from investments in subsidiaries, associates and joint arrangements only to the extent that it is probable the temporary difference will reverse in the future and there is sufficient taxable profit available against which the temporary difference can be utilised.

The carrying amount of deferred tax assets is reviewed at each reporting end date and reduced to the extent that it is no longer probable that sufficient taxable profits will be available to allow all or part of the asset to be recovered. Deferred tax is calculated at the tax rates that are expected to apply in the period when the liability is settled, or the asset is realised. Deferred tax is charged or credited to the income statement, except when it relates to items charged or credited directly to equity, in which case the deferred tax is also dealt with in equity. Deferred tax assets and liabilities are offset when the company has a legally enforceable right to offset current tax assets and liabilities and the deferred tax assets and liabilities relate to taxes levied by the same tax authority.

Employee benefits

Employee benefits

The costs of short-term employee benefits are recognised as a liability and an expense.

Termination benefits are recognised immediately as an expense when the company is demonstrably committed to terminate the employment of an employee or to provide termination benefits.

The group does not have any pension schemes.

Stock-based compensation

Share-based payments

Equity-settled share-based payments are measured at fair value at the date of grant by reference to the fair value of the equity instruments granted using the Black-Scholes model. The fair value determined at the grant date is expensed on a straight-line basis over the vesting period, based on the estimate of shares that will eventually vest. A corresponding adjustment is made to equity.

Cancellations or settlements are treated as an acceleration of vesting and the amount that would have been recognised over the remaining vesting period is recognised immediately.

RSUs (Restricted Stock Units)

RSUs (Restricted Stock Units)

Where RSUs are granted to employees, the fair value of the RSUs at grant date is based upon the market price of the shares underlying the awards and is charged to the Statement of Comprehensive Income over the vesting period. The expense charged is adjusted based on actual forfeitures.

Foreign exchange

Foreign exchange

Transactions in currencies other than US dollars are recorded at the rates of exchange prevailing at the dates of the transactions. At each reporting end date, monetary assets and liabilities that are determined in foreign currencies are retranslated at the rates prevailing on the reporting end date - Gains and losses arising on translation are included in the income statement for the period. At each reporting end date, non-monetary assets and liabilities that are determined in foreign currencies are retranslated at the rates prevailing on the opening balance sheet date. Gains and losses arising on translation of subsidiary undertakings are included in other comprehensive income and contained within the foreign currency translation reserve.

Earnings per share

Earnings per share

Basic earnings per share is calculated by dividing:

●	the profit attributable to owners of the company, excluding any costs of servicing equity other than ordinary shares;
●	by the weighted average number of ordinary shares outstanding during the financial year, adjusted for bonus elements in ordinary shares issued during the year and excluding treasury shares.
●	Diluted earnings per share adjusts the figures used in the determination of basic earnings per share to take into account:
●	the after-income tax effect of interest and other financing costs associated with dilutive potential ordinary shares; and
●	the weighted average number of additional ordinary shares that would have been outstanding, assuming the conversion of all dilutive potential ordinary shares.